Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per common share
	For the Years Ended December 31,
	2019	2018	2017
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$23,526,400	$(94,812,783)	$(55,469,673)
Net Loss from continuing operations attributable to Roan Holdings Group Co., Ltd.’s shareholders	$(3,319,618)	$(4,076,418)	$(2,092,051)
Net income (loss) from discontinued operations, net of income tax	$26,846,018	$(90,736,365)	$(53,377,622)

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,887	24,380,051	17,343,763

Earnings per share
Net loss per share from continuing operations - Basic and Diluted	$(0.13)	$(0.17)	$(0.12)
Net earnings (loss) per share from discontinued operations - Basic and Diluted	$1.06	$(3.72)	$(3.08)